Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash uninsured amount			$ 250,000
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	2,169,944	5,222,061	2,068,778	5,003,131
Collateral Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	0	9,361,702	0	9,361,702